                [Letterhead of Sutherland Asbill & Brennan LLP]

CYNTHIA M. KRUS
DIRECT LINE: 202.383.0218
Internet: ckrus@sablaw.com

                                                 August 30, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE:  TECHNOLOGY INVESTMENT CAPITAL CORP.
              REGISTRATION STATEMENT ON FORM N-2
              ----------------------------------

Dear Sir/Madam:

     On behalf of Technology Investment Capital Corp. (the "Company"), we are
hereby electronically transmitting for filing under the Securities Act of 1933
(the "Securities Act") the Company's registration statement on Form N-2 (the
"Registration Statement") and a filing fee in the amount of $9,598.44. The
Registration Statement relates to the shelf offering under Rule 415 of the
Securities Act of up to 5,000,000 shares of common stock of the Company.

     The Company respectfully requests that the staff of the Securities and
Exchange Commission afford the Registration Statement selective review in accordance with Securities Act Release No. 6510 (February 15, 1984). The
disclosure contained in the Registration Statement is substantially similar to the disclosure contained in the Company's registration statement on Form N-2
(File No. 333-119879), except for the updating of financial information and certain other data.

     Please let us know if you would like a courtesy copy of the Registration
Statement. If you have any questions or comments regarding the Registration
Statement, please do not hesitate to call me.

                                                        Sincerely,

                                                        /s/ Cynthia M. Krus

                                                        Cynthia M. Krus